Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000130709 | Variable Insurance Trusts - Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	52.30%
C000130709 | Variable Insurance Trusts - Debt Funds
Holdings [Line Items]
Percent of Net Asset Value	35.20%
C000130709 | Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000130709 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000130709 | Other Liabilities Less Assets - Net
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000130712 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000130712 | Other Liabilities Less Assets - Net
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000130712 | Exchange Traded Funds - Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	52.90%
C000130712 | Exchange Traded Funds - Debt Funds
Holdings [Line Items]
Percent of Net Asset Value	43.00%
C000130710 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000130710 | Other Liabilities Less Assets - Net
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000130710 | Exchange Traded Funds - Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	45.80%
C000130710 | Exchange Traded Funds - Debt Funds
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000130710 | Variable Insurance Trusts - Asset Allocation Fund
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000141021 | Other Liabilities Less Assets - Net
Holdings [Line Items]
Percent of Net Asset Value	(3.80%)
C000141021 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	71.20%
C000141021 | Corporate Bonds and Notes
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000141021 | Agency Mortgage Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000141021 | Other Investments
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000141021 | U.S. Treasury Securities and Agency Bonds
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000141021 | Asset Backed and Commercial Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000141029 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000141029 | Other Liabilities Less Assets - Net
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000141029 | Exchange Traded Funds - Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	81.90%
C000141029 | Exchange Traded Funds - Debt Funds
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000141028 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000141028 | Other Liabilities Less Assets - Net
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000141028 | Exchange Traded Funds - Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	67.30%
C000141028 | Exchange Traded Funds - Debt Funds
Holdings [Line Items]
Percent of Net Asset Value	28.60%
C000130713 | Variable Insurance Trusts - Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	59.00%
C000130713 | Variable Insurance Trusts - Debt Funds
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000130713 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000130713 | Other Liabilities Less Assets - Net
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000130713 | Exchange Traded Funds - Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000130713 | Exchange Traded Funds - Debt Funds
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000130711 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000130711 | Other Liabilities Less Assets - Net
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000130711 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	62.30%
C000130711 | Corporate Bonds and Notes
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000130711 | Agency Mortgage Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000130711 | Other Investments
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000130711 | U.S. Treasury Securities and Agency Bonds
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000130711 | Asset Backed and Commercial Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.30%